Goodwill And Other Intangible Assets (Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
2013	$ 4,746
2014	3,511
2015	3,318
2016	2,976
2017	$ 2,391